THE GOLD BULLION STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 6.5%
	COMMODITY - 0.8%
3,882	SPDR Gold Shares (a), (b)			$1,118,559
	FIXED INCOME - 5.7%
80,000	iShares 0-3 Month Treasury Bond ETF (e)			8,053,600
	TOTAL EXCHANGE-TRADED FUNDS (Cost $9,074,643)			9,172,159

Principal Amount ($)		Coupon Rate (%)	Maturity
	CORPORATE BONDS — 1.4%
	SPECIALTY FINANCE — 1.4%
2,000,000	Federal Agricultural Mortgage Corporation	5.0200	07/23/27	2,000,840

	TOTAL CORPORATE BONDS (Cost $1,999,558)			2,000,840

	CERTIFICATE OF DEPOSIT — 9.2%
	BANKING - 9.2%
1,000,000	Ally Bank	3.7500	09/27/27	992,080
1,000,000	Alva State Bank & Trust Company	4.7000	08/14/26	1,000,310
1,000,000	Axos Bank	3.8000	04/02/27	994,794
1,000,000	BOM Bank	4.5500	09/13/27	1,000,667
1,000,000	Burke & Herbert Bank & Trust Company	4.6000	02/06/26	1,000,249
1,000,000	Connexus Credit Union	4.0000	08/30/27	998,109
1,000,000	Customers Bank	4.0000	08/17/26	999,093
1,000,000	ESSA Bank & Trust	3.7000	09/25/26	994,346
1,000,000	First National Bank of Mount Dora	4.7500	08/07/26	1,001,299
1,000,000	Flushing Bank	4.0000	08/12/26	999,120
1,000,000	JPMorgan Chase Bank	5.0000	08/06/26	1,000,102
1,000,000	Texas Exchange Bank SSB	3.6500	03/26/27	991,803
1,000,000	US Bank NA	4.6000	08/28/26	1,000,219
				12,972,191

THE GOLD BULLION STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Principal Amount ($)				Fair Value
	CERTIFICATE OF DEPOSIT — 9.2% (Continued)
	TOTAL CERTIFICATE OF DEPOSIT (Cost $13,000,000)			12,972,191

Shares
	SHORT-TERM INVESTMENTS — 75.0%
	MONEY MARKET FUNDS - 75.0%
90,489,645	Fidelity Government Portfolio Class I, 4.20%(c)			$ 90,489,645
15,071,241	First American Government Obligations Fund Class Z, 4.21%(c)			15,071,241
	TOTAL MONEY MARKET FUND (Cost $105,560,886)			105,560,886

	TOTAL SHORT-TERM INVESTMENTS (Cost $105,560,886)			105,560,886

Units
	COLLATERAL FOR SECURITIES LOANED - 5.8%
8,137,800	Mount Vernon Liquid Assets Portfolio, LLC, 4.46% (Cost $8,137,800) (c), (d)			8,137,800

	TOTAL INVESTMENTS - 97.9% (Cost $137,772,887)			$ 137,843,876
	OTHER ASSETS IN EXCESS OF LIABILITIES-2.1%			2,986,559
	NET ASSETS - 100.0%			$ 140,830,435

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation
445	COMEX Gold 100 Troy Ounces Futures(b)	06/27/2025	$ 140,486,500	$ 4,856,880
	TOTAL FUTURES CONTRACTS

ETF	- Exchange-Traded Fund
LLC	- Limited Liability Company
SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-income producing security.
(b)	All or a portion of this investment is a holding of the GBSF Fund Ltd.
(c)	Rate disclosed is the seven-day effective yield as of March 31, 2025.
(d)	Security purchased with cash proceeds of securities lending collateral.
(e)	All or a portion of the security is on loan. Total loaned securities had a value of $7,973,064 at March 31, 2025.